Fair Value Measurements - Reconciliation Liabilities Level 3 (Detail) (Contingent earn-out liability, USD $) In Thousands, unless otherwise specified	3 Months Ended				6 Months Ended	9 Months Ended
	Sep. 30, 2013		Sep. 30, 2012		Jun. 30, 2013	Sep. 30, 2013		Sep. 30, 2012
Contingent earn-out liability
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance at beginning of period	$ 2,160		$ 0		$ 2,095	$ 2,095
Changes in fair value recognized in earnings	(57)	[1]	0	[1]	65 [2]	8	[1]	0	[1]
Purchases	0	[3]	2,095	[3]	0	0	[3]	2,095	[3]
Sales	0		0		0	0		0
Issuances	0		0		0	0		0
Settlements	0		0		0	0		0
Transfers into Level 3	0		0		0	0		0
Transfers out of Level 3	0		0		0	0		0
Balance at end of period	$ 2,103		$ 2,095		$ 2,160	$ 2,103		$ 2,095

[1]	Recognized in the consolidated statements of income within "General and administrative expense"
[2]	Recognized in the consolidated statement of operations within "General and administrative expense"
[3]	Contingent earn-out liability resulted from the Company's purchase of assets from NattyMac during August 2012. See Note 4 "Business Combinations" for additional information related to business combination and contingent consideration arrangement.